Note 25 - Called Up Share Capital	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
25.	Called up share capital

	As at June 30			As at March 31
	2021	2020	2019	2019
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$222,074	$162,689	$162,689	$162,689
Number allotted	18,506,064	13,557,376	13,557,376	13,557,376
Ordinary shares of $0.012 each	$222,074	$162,689	$162,689	$162,689

At the Company’s Annual General Meeting in 2017, the Directors were given authority to allot shares up to an aggregate nominal amount of $1,560.00. At the Company’s Annual General Meeting on 6 October 2020, the Directors were given authority to allot shares up to an aggregate nominal amount of $180,000.00. Following the issuance of ordinary share capital in the equity capital raise in October 2020, utilizing over $40,000 nominal amount of authorized shares allotment, at the Company’s Exceptional General Meeting on 18 December 2020, Directors were given a new authority to allot shares up to an aggregate nominal amount of $180,000.00.

Movements in ordinary shares:

	Shares	Par value	Share premium	Total
	No.	USD 000	USD 000	USD 000
At March 31, 2019	13,557,376	163	40,215	40,378
At June 30, 2019	13,557,376	163	40,215	40,378
At June 30, 2020	13,557,376	163	40,215	40,378
Capital raises[1]	4,091,019	49	34,317	34,366
THFC investment[2]	49,750	1	499	500
Employee share scheme issues[3]	792,126	9	961	970
Acquisition of non-controlling interest in subsidiary[4]	15,793	-	237	237
At June 30, 2021	18,506,064	222	76,229	76,451

[1] During the year, the Company completed a series of capital raises on NASDAQ. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, as at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020.

2 In February 2021, 49,750 ordinary shares were issued to Tottenham Hotspur Football Club (“THFC”) as part of the exclusive global battery partnership agreement.

[3] 792,126 shares were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan during the year.

[4] In February 2021, 15,793 restricted ordinary shares were issued as part consideration for the purchase of the non-controlling interest in Tembo e-LV B.V.

On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited, exercised their right to convert the debt instruments into ordinary shares in VivoPower International PLC. As disclosed in note 31, a total of 2,005,190 restricted ordinary shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 ordinary shares issued, 1,959,339 were issued to funds owned by AWN, the Company’s largest individual shareholder.

Each share has the same right to receive dividends and repayment of capital and represents one vote at shareholders’ meetings. Proceeds received in addition to the nominal value of the shares issued during the year have been included in share premium. The costs associated with the issuance of new shares are included within other reserves (see note 26). Share premium has also been recorded in respect of the share capital related to employee share awards.